Consoldiated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
STOCKHOLDERS' DEFICIT
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, Authorized	1,000,000,000	1,000,000,000
Common stock, Issued	226,449,077	116,667,888
Common stock, outstanding	226,449,077	116,667,888